13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Finite-Lived Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Finite-Lived Intangible Assets and Goodwill

	Platinum Vapes license	Platinum Vapes brand	1251881 B.C. Ltd. license	Total
Cost
Balances, December 31, 2019	$-	$-	$-	$-
Acquired from Platinum Vapes	29,907,250	33,991,500	-	63,898,750
Acquired from 1251881 B.C. Ltd.	-	-	101,887,000	101,887,000
Additions	-	-	-	-
Disposals	-	-	-	-
Translation Adjustment	(1,005,610)	(1,142,940)	-	(2,148,550)
Balance, December 31, 2020	$28,901,640	$32,848,560	$101,887,000	$163,637,200
Accumulated amortization
Balances, December 31, 2019	$-	$-	$-	$-
Amortization	-	-	10,658,167	10,658,167
Disposals	-	-	-	-
Translation Adjustment	-	-	-	-
Balance, December 31, 2020	$-	$-	$10,658,167	$10,658,167
Balances, December 31, 2019	$-	$-	$-	$-
Balances, December 31, 2020	$28,901,640	$32,848,560	$91,228,833	$152,979,033